Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	$ 10,102	$ 7,264
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,346	5,819
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	1,756	1,445
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	457	251
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	1,299	1,194
Total derivatives not subject to netting arrangements	2,089	1,797
Total derivatives, Gross assets recognized	12,191	9,061
Fair value after effect of master netting agreements	3,845	3,242
Total derivatives, Net amount	3,388	2,991
Reverse repurchase agreements, Gross assets recognized	78,828	112,355
Reverse repurchase agreements, Gross amounts offset in the balance sheet	59,561	93,794
Reverse repurchase agreements, Net assets recognized on the balance sheet	19,267	18,561
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	19,252	18,554
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Reverse repurchase agreements, Net amount	15	7
Securities borrowing, Gross assets recognized	11,640	11,621
Securities borrowing, Net assets recognized on the balance sheet	11,640	11,621
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	11,166	11,278
Securities borrowing, Net amount	474	343
Total, Gross assets recognized	102,659	133,037
Total, Gross amounts offset in the balance sheet	67,907	99,613
Total, Net assets recognized on the balance sheet	34,752	33,424
Total, Gross amounts not offset in the balance sheet, Financial instruments	30,875	30,083
Total, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total, Net amount	3,877	3,341
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	11,850	8,428
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	7,845	5,415
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	4,005	3,013
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	2,265	1,615
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,740	1,398
Total derivatives not subject to netting arrangements	800	778
Total derivatives, Gross liabilities recognized	12,650	9,206
Fair value after effect of master netting agreements	4,805	3,791
Total derivatives, Net amount	2,540	2,176
Repurchase agreements, Gross liabilities recognized	69,831	104,451
Repurchase agreements, Gross amounts offset in the balance sheet	59,561	93,794
Repurchase agreements, Net liabilities recognized on the balance sheet	10,270	10,657
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	10,270	10,657
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Repurchase agreements, Net amount	0	0
Securities lending, Gross liabilities recognized	1,035	718
Securities lending, Net liabilities recognized on the balance sheet	1,035	718
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	983	694
Securities lending, Net amount	52	24
Total, Gross liabilities recognized	83,516	114,375
Total, Gross amounts offset in the balance sheet	67,406	99,209
Total, Net liabilities recognized on the balance sheet	16,110	15,166
Total, Gross amounts not offset in the balance sheet, Financial instruments	13,518	12,966
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total, Net amount	2,592	2,200
Interest rate contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	2,972	2,394
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	1,952	1,792
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	1,020	602
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	311	207
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	709	395
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	4,533	3,550
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	2,348	1,986
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	2,185	1,564
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	2,115	1,539
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	70	25
Foreign exchange contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	7,128	4,861
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	6,392	4,021
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	736	840
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	146	44
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	590	796
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	7,280	4,873
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,484	3,428
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,796	1,445
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	143	74
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,653	1,371
Equity and other contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	2	9
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	2	6
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	0	3
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	0	3
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	37	5
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	13	1
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	24	4
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	7	2
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	$ 17	$ 2